Fair Value Measurements, Fair Value Estimates for Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Cash and due from banks	$ 39,182	$ 37,080
Interest-earning deposits with banks	135,028	166,281
Held-to-maturity debt securities	175,797	193,779
Carrying value [Member]
Financial assets
Cash and due from banks	39,182	37,080
Interest-earning deposits with banks	135,028	166,281
Federal funds sold and securities borrowed or purchased under resale agreements	193,929	105,330
Held-to-maturity debt securities	208,023	234,948
Loans held for sale	2,618	1,547
Loans, net	957,037	882,361
Equity securities (cost method)	4,323	3,782
Total financial assets	1,540,140	1,431,329
Financial liabilities
Deposits	166,686	139,547
Federal funds purchased and securities loaned or sold under repurchase agreements	232,687	95,235
Short-term borrowings	18,323	2,704
Long-term debt	167,618	169,567
Total financial liabilities	585,314	407,053
Fair Value Disclosures, Textual [Abstract]
Lease financing, net	16,400	16,200
Deposit liabilities with no defined or contractual maturity	1,300,000	1,200,000
Finance lease obligations	12	16
Estimated fair value [Member]
Financial assets
Cash and due from banks	39,182	37,080
Interest-earning deposits with banks	135,028	166,281
Federal funds sold and securities borrowed or purchased under resale agreements	193,929	105,330
Held-to-maturity debt securities	175,797	193,779
Loans held for sale	2,681	1,600
Loans, net	931,928	848,227
Equity securities (cost method)	4,415	3,868
Total financial assets	1,482,960	1,356,165
Financial liabilities
Deposits	166,107	139,189
Federal funds purchased and securities loaned or sold under repurchase agreements	232,687	95,235
Short-term borrowings	18,331	2,710
Long-term debt	173,953	174,081
Total financial liabilities	591,078	411,215
Fair Value Disclosures, Textual [Abstract]
Loan commitments and standby, commercial and similar letters of credit	639	546
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks	39,182	37,080
Interest-earning deposits with banks	134,695	165,903
Federal funds sold and securities borrowed or purchased under resale agreements	0	0
Held-to-maturity debt securities	2,051	2,015
Loans held for sale	0	0
Loans, net	0	0
Equity securities (cost method)	0	0
Total financial assets	175,928	204,998
Financial liabilities
Deposits	0	0
Federal funds purchased and securities loaned or sold under repurchase agreements	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Total financial liabilities	0	0
Estimated fair value [Member] | Fair value, inputs, level 2 [Member]
Financial assets
Cash and due from banks	0	0
Interest-earning deposits with banks	333	378
Federal funds sold and securities borrowed or purchased under resale agreements	193,929	105,330
Held-to-maturity debt securities	170,490	188,756
Loans held for sale	2,418	1,216
Loans, net	820	3,211
Equity securities (cost method)	0	0
Total financial assets	367,990	298,891
Financial liabilities
Deposits	75,728	63,497
Federal funds purchased and securities loaned or sold under repurchase agreements	232,687	95,235
Short-term borrowings	18,331	2,710
Long-term debt	172,563	171,747
Total financial liabilities	499,309	333,189
Estimated fair value [Member] | Fair value, inputs, level 3 [Member]
Financial assets
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Federal funds sold and securities borrowed or purchased under resale agreements	0	0
Held-to-maturity debt securities	3,256	3,008
Loans held for sale	263	384
Loans, net	931,108	845,016
Equity securities (cost method)	4,415	3,868
Total financial assets	939,042	852,276
Financial liabilities
Deposits	90,379	75,692
Federal funds purchased and securities loaned or sold under repurchase agreements	0	0
Short-term borrowings	0	0
Long-term debt	1,390	2,334
Total financial liabilities	$ 91,769	$ 78,026